Related Party - Schedule of Related Parties Relationship (Details)	12 Months Ended
Dec. 31, 2025
Jie Liu [Member]
Related Party - Schedule of Related Parties Relationship (Details) [Line Items]
Nature of the relationship	CEO and Chairman of the Company
Jian Liu [Member]
Related Party - Schedule of Related Parties Relationship (Details) [Line Items]
Nature of the relationship	Vice president of the Company
Yuanqing Liu [Member]
Related Party - Schedule of Related Parties Relationship (Details) [Line Items]
Nature of the relationship	Family member of the CEO, Father of the CEO
Ronglan Sun [Member]
Related Party - Schedule of Related Parties Relationship (Details) [Line Items]
Nature of the relationship	Family member of the CEO, Mother of the CEO
Hongyu Hao [Member]
Related Party - Schedule of Related Parties Relationship (Details) [Line Items]
Nature of the relationship	Family member of the CEO and Vice President of Purchase Department
Yuanxiang Liu [Member]
Related Party - Schedule of Related Parties Relationship (Details) [Line Items]
Nature of the relationship	Family member of the CEO, Uncle of the CEO
Li Liu [Member]
Related Party - Schedule of Related Parties Relationship (Details) [Line Items]
Nature of the relationship	Family member of the CEO, Sister of the CEO
Yongqing Dong [Member]
Related Party - Schedule of Related Parties Relationship (Details) [Line Items]
Nature of the relationship	Family member of the CEO